N-2	Nov. 04, 2026
Cover [Abstract]
Entity Central Index Key	0001287032
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Prospect Capital Corporation
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
RISK FACTORS
Your investment in the Notes will involve certain risks. Before deciding whether to invest in the Notes, you should, in consultation with your own financial and legal advisors, carefully consider the following supplementary risk factors together with the risk factors set forth in the accompanying prospectus and as described in the section titled “Risk Factors” in our most recent Annual Report on Form 10-K as well as in subsequent filings with the SEC, which are incorporated by reference into this supplement, the prospectus supplement dated October 29, 2026 and the accompanying prospectus in their entirety, together with other information in this supplement, the prospectus supplement dated October 29, 2026, the accompanying prospectus, the documents incorporated by reference herein and therein, and any free writing prospectus that we may authorize for use in connection with this offering. The risks described below and in these documents are not the only risks we face. Additional risks and uncertainties not presently known to us might also impair our operations and performance. If any of the events described herein or in such documents occur, our business, financial condition and results of operations could be materially and adversely affected. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks actually occurs, our business, reputation, financial condition, results of operations, revenue, and future prospects could be seriously harmed. Please also read carefully the section titled “Forward-Looking Statements” in this supplement, the prospectus supplement dated October 29, 2026 and the accompanying prospectus.

The Notes will not be an appropriate investment for you if you are not knowledgeable about significant features of the Notes or financial matters in general. You should not purchase the Notes unless you understand, and know that you can bear, these investment risks.
Risks Relating to the Notes
Our amount of debt outstanding could increase as a result of this offering if all of the net proceeds of this offering are not used to refinance existing indebtedness or to repay existing borrowings. Our current indebtedness could adversely affect our business, financial condition and results of operations and our ability to meet our payment obligations under the Notes and our other debt.
    As of June 30, 2026, we and our subsidiaries had $1.3 billion of unsecured senior indebtedness outstanding and $0.6 billion of secured indebtedness outstanding.
The use of debt could have significant consequences on our future operations, including:
•making it more difficult for us to meet our payment and other obligations under the Notes and our other outstanding debt;
•resulting in an event of default if we fail to comply with the financial and other restrictive covenants contained in our debt agreements, which event of default could result in substantially all of our debt becoming immediately due and payable;
•reducing the availability of our cash flow to fund investments, acquisitions and other general corporate purposes, and limiting our ability to obtain additional financing for these purposes;
•subjecting us to the risk of increased sensitivity to interest rate increases on our indebtedness with variable interest rates, including borrowings under our credit facility; and
•limiting our flexibility in planning for, or reacting to, and increasing our vulnerability to, changes in our business, the industry in which we operate and the general economy.
Any of the above‑listed factors could have an adverse effect on our business, financial condition and results of operations and our ability to meet our payment obligations under the Notes and our other debt.
Our ability to meet our payment and other obligations under our debt instruments depends on our ability to generate significant cash flow in the future. This, to some extent, is subject to general economic, financial, competitive, legislative and regulatory factors as well as other factors that are beyond our control. We cannot assure you that our business will generate cash flow from operations, or that future borrowings will be available to us under our credit facility or otherwise, in an amount sufficient to enable us to meet our payment obligations under the Notes and our other debt and to fund other liquidity needs. If we are not able to generate sufficient cash flow to service our debt obligations, we may need to refinance or restructure our debt, including the Notes, sell assets, reduce or delay capital investments, or seek to raise additional capital. If we are unable to implement one or more of these alternatives, we may not be able to meet our payment obligations under the Notes and our other debt.
A downgrade, suspension or withdrawal of the rating assigned by a rating agency to us or the Notes, if any, could cause the liquidity or market value of the Notes to decline significantly.
Our credit ratings are an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in our credit ratings will generally affect the market value of the Notes. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the Notes. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. We do not undertake any obligation to maintain our rating, if any, or to advise holders of Notes of any changes in ratings.
The Notes are expected to be rated by S&P Global Ratings, or “S&P,” Moody’s Investors Service, Inc., or “Moody’s,” and DBRS, Inc., or “DBRS Morningstar.” There can be no assurance that any such rating will remain for any given period of time or that such rating will not be lowered or withdrawn entirely by S&P, Moody’s or DBRS Morningstar, as applicable, if in their respective judgment future circumstances relating to the basis of the rating, such as adverse changes in the Company, so warrant.
An increase in market interest rates could result in a decrease in the market value of the Notes.
The condition of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of the Notes. In general, as market interest rates rise, debt securities bearing interest at fixed rates of interest decline in value. Consequently, if you purchase notes bearing interest at fixed rates of interest and market interest rates increase, the market values of those notes may decline. We cannot predict the future level of market interest rates.
The Notes will be effectively subordinated to any existing and future secured indebtedness and structurally subordinated to existing and future liabilities and other indebtedness of our subsidiaries.

The Notes are our general, senior unsecured obligations and rank equally in right of payment with all of our existing and future senior unsecured indebtedness, including without limitation, our Unsecured Notes. As a result, the Notes are effectively subordinated to our existing and future secured indebtedness (including indebtedness that is initially unsecured to which we subsequently grant security) to the extent of the value of the assets securing such indebtedness and structurally subordinated to any existing and future liabilities and other indebtedness of our subsidiaries. Effective subordination means that in any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our existing or future secured indebtedness and the secured indebtedness of our subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors. Structural subordination means that creditors of a parent entity are subordinate to creditors of a subsidiary entity with respect to the subsidiary’s assets. These liabilities may include indebtedness, trade payables, guarantees, lease obligations and letter of credit obligations. As of June 30, 2026, we had $562.3 million of borrowings under our credit facility. Our credit facility is secured by certain of our assets and the indebtedness thereunder is therefore effectively senior to the Notes to the extent of the value of such assets.
Certain of our Unsecured Notes and borrowings under our credit facility will be due prior to the Notes. We do not currently know whether we will be able to replace any such Unsecured Notes or our credit facility upon their respective maturities, or if we do, whether we will be able to do so on terms that are as favorable as such indebtedness. In the event that we are not able to replace such indebtedness at the time of their respective maturities, this could have a material adverse effect on our liquidity and ability to fund new investments, our ability to make distributions to our stockholders, our ability to repay the Notes and our ability to qualify as a regulated investment company, or “RIC.”
The Indenture will contain limited restrictive covenants and provide only limited protection in the event of a Change of Control.
    The Indenture will contain no financial or operating covenants or any other restrictive covenants that would limit our ability to engage in certain transactions that may adversely affect you, other than such limited protections discussed under “-The Indenture will contain limited protection for holders of the Notes.” In particular, the Indenture will contain no covenants that limit our ability to pay dividends or make distributions on or redeem our capital stock or that limit our ability to incur additional indebtedness, including in a highly leveraged transaction or other similar transaction, other than an incurrence of indebtedness or other obligation that would cause a violation of Section 18(a)(1)(A) as modified by Section 61(a) of the 1940 Act or any successor provisions. We will only be required to offer to repurchase the Notes upon a change of control in the case of the transactions and events specified in the definition of a “Change of Control Repurchase Event” under “Description of the Notes - Offer to Repurchase Upon a Change of Control Repurchase Event.”
Accordingly, subject to restrictions contained in our other debt agreements, we will be permitted to engage in certain transactions, such as acquisitions, refinancings or recapitalizations, that could affect our capital structure and the value of the Notes and our common stock but would not constitute a Change of Control or a non‑stock change of control under the Notes.
We may be unable to repurchase the Notes following the occurrence of a Change of Control Repurchase Event.
Holders of the Notes have the right to require us to repurchase their Notes prior to their maturity upon the occurrence of a Change of Control Repurchase Event as described under “Description of the Notes - Offer to Repurchase Upon a Change of Control Repurchase Event.” Any of our future debt agreements may contain similar provisions. We may not have sufficient funds or the ability to arrange necessary financing on acceptable terms at the time we are required to make repurchases of tendered Notes. In addition, our ability to repurchase the Notes may be limited by law or the terms of other agreements relating to our debt outstanding at the time, including our credit facility. If we fail to repurchase the Notes as required by the Indenture, it would constitute an event of default under the Indenture, which, in turn, would constitute an event of default under our credit facility.
Some significant restructuring transactions may not constitute a Change of Control, in which case we would not be obligated to offer to repurchase the Notes.
Upon the occurrence of a Change of Control Repurchase Event, you have the right to require us to offer to repurchase the Notes. However, the Change of Control provisions will not afford protection to holders of the Notes in the event of certain transactions. For example, transactions such as leveraged recapitalizations, refinancings, restructurings or acquisitions initiated by us would not constitute a Change of Control event which may require us to repurchase the Notes. In the event of any such transactions, the holders would not have the right to require us to repurchase the Notes, even though each of these transactions could increase the amount of our indebtedness, or otherwise adversely affect our capital structure or any credit ratings, thereby adversely affecting the holders of the Notes.
Provisions of the Notes could discourage an acquisition of us by a third party.
Certain provisions of the Notes could make it more difficult or more expensive for a third party to acquire us. Upon the occurrence of a Change of Control Repurchase Event, holders of the Notes will have the right, at their option, to require us to repurchase all of their Notes or any portion of the principal amount of such Notes in integral multiples of $1,000. These provisions could discourage an acquisition of us by a third party.
We cannot assure that a trading market for the Notes will ever develop or be maintained.
In evaluating the Notes, you should assume that you will be holding the Notes until their stated maturity. The Notes are a new issue of securities. We cannot assure you that a trading market for the Notes will ever develop, be liquid or be maintained. Many factors independent of our creditworthiness affect the trading market for and market value of the Notes. Those factors include, without limitation:
•the method of calculating the principal and interest for the Notes;
•the time remaining to the stated maturity of the Notes;
•the outstanding amount of the Notes;
•the redemption or repayment features of the Notes; and
•the level, direction and volatility of interest rates generally.
There may be a limited number of buyers when you decide to sell the Notes. This may affect the price you receive for the Notes or your ability to sell the Notes at all.
We may be subject to certain corporate‑level taxes, which could adversely affect our cash flow and consequently adversely affect our ability to make payments on the Notes.
We may be subject to certain corporate‑level taxes regardless of whether we continue to qualify as a regulated investment company, or RIC. Additionally, should we fail to qualify as a RIC, we would be subject to corporate‑level taxes on all of our taxable income. The imposition of corporate‑level taxes could adversely affect our cash flow and consequently adversely affect our ability to make payments on the Notes.
We may choose to redeem Notes when prevailing interest rates are relatively low.
We may choose to redeem all or a portion of the Notes from time to time, especially when prevailing interest rates are lower than the rate borne by the Notes. If prevailing rates are lower at the time of redemption, you would not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as the interest rate on the Notes being redeemed. Our redemption right also may adversely impact your ability to sell the Notes as the optional redemption date or period approaches.
The Indenture will contain limited protection for holders of the Notes.
The Indenture will contain limited protection to holders of the Notes. The terms of the Indenture and the Notes will not restrict our or our consolidated subsidiary’s ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have an adverse impact on your investment in the Notes. In particular, the terms of the Indenture and the Notes will not place any restrictions on our or our consolidated subsidiary’s ability to:
•issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be equal in right of payment to the Notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior to the Notes to the extent of the values of the assets securing such indebtedness or other obligations, (3) indebtedness of ours that is guaranteed by one or more of our subsidiaries and which therefore is structurally senior to the Notes and (4) securities, indebtedness or obligations issued or incurred by our subsidiaries that would be senior to our equity interests in our subsidiaries and therefore rank structurally senior to the Notes with respect to the assets of our subsidiaries, in each case other than an incurrence of indebtedness or other obligation that would cause a violation of Section 18(a)(1)(A) as modified by Section 61(a) of the 1940 Act or any successor provisions;
•pay dividends on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to the Notes;
•sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);
•enter into transactions with affiliates;
•create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;
•make investments; or
•create restrictions on the payment of dividends or other amounts to us from our consolidated subsidiaries.
Furthermore, the terms of the Indenture and the Notes will not protect holders of the Notes in the event that we experience changes (including significant adverse changes) in our financial condition, results of operations or credit ratings, as they do not require that we or our subsidiary adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow, or liquidity other than certain limited restrictions on dividends and certain board structures or default provisions mandated by the 1940 Act.
Our ability to recapitalize, incur additional debt and take a number of other actions that are not limited by the terms of the Notes may have important consequences for you as a holder of the Notes, including making it more difficult for us to satisfy our obligations with respect to the Notes or negatively affecting the trading value of the Notes.
Certain of our current debt instruments include more protections for their holders than the Indenture and the Notes. In addition, other debt we issue or incur in the future could contain more protections for its holders than the Indenture and the Notes, including additional covenants and events of default. The issuance or incurrence of any such debt with incremental protections could affect the market for and trading levels and prices of the Notes.
Our most recent NAV was calculated on June 30, 2026 and our NAV when calculated effective September 30, 2026 and thereafter may be higher or lower.
Our NAV per common share was $5.71 as of June 30, 2026. NAV per common share thereafter may be higher or lower than $5.71 based on potential changes in valuations, issuances of securities, repurchases of securities, dividends paid and earnings. Our Board of Directors has not yet determined the fair value of portfolio investments at any date subsequent to June 30, 2026. Our Board of Directors determines the fair value of our portfolio investments on a quarterly basis in connection with the preparation of quarterly financial statements and based on input from independent valuation firms, the Investment Adviser, the Administrator and the Audit Committee of our Board of Directors.
In addition to regulatory restrictions that restrict our ability to raise capital, our credit facility and the deed of trust governing our 5.50% 2030 Notes (the “Deed of Trust”) contain various covenants which, if not complied with, could accelerate repayment under our credit facility or the Deed of Trust, thereby materially and adversely affecting our liquidity, financial condition and results of operations.
The agreement governing our credit facility requires us or PCF to comply with certain financial and operational covenants. These covenants include:
•restrictions on the level of indebtedness that we are permitted to incur;
•maintenance of a minimum level of our stockholders’ equity (common equity plus preferred equity);
•restrictions on the level of indebtedness that PCF is permitted to incur in relation to the value of PCF’s assets; and
•maintenance of a minimum level of interest coverage by PCF.

The Deed of Trust requires us to comply with certain financial and operational covenants. These covenants include:

•maintenance of a minimum level of total equity (common equity plus preferred equity);
•maintenance of a maximum ratio of net debt to total assets;
•maintenance of a minimum ratio of total equity (common equity plus preferred equity) to total assets; and
•restrictions on our ability to incur liens.

As of June 30, 2026, we were in compliance with these covenants. However, our continued compliance with these covenants depends on many factors, some of which are beyond our control. Accordingly, there are no assurances that we will continue to comply with the covenants in our credit facility or the Deed of Trust. Failure to comply with these covenants would result in a default under our credit facility or the Deed of Trust, as applicable, which, if we were unable to obtain a waiver from the lenders under our credit facility or the bondholders of the 5.50% 2030 Notes, as applicable, could result in an acceleration of repayments under our credit facility or the Deed of Trust, as applicable, which could in turn result in defaults under other indebtedness (including the Notes) or agreements, and thereby have a material adverse impact on our business, financial condition and results of operations.

Indebtedness Could Adversely Affect Business [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our amount of debt outstanding could increase as a result of this offering if all of the net proceeds of this offering are not used to refinance existing indebtedness or to repay existing borrowings. Our current indebtedness could adversely affect our business, financial condition and results of operations and our ability to meet our payment obligations under the Notes and our other debt.
    As of June 30, 2026, we and our subsidiaries had $1.3 billion of unsecured senior indebtedness outstanding and $0.6 billion of secured indebtedness outstanding.
The use of debt could have significant consequences on our future operations, including:
•making it more difficult for us to meet our payment and other obligations under the Notes and our other outstanding debt;
•resulting in an event of default if we fail to comply with the financial and other restrictive covenants contained in our debt agreements, which event of default could result in substantially all of our debt becoming immediately due and payable;
•reducing the availability of our cash flow to fund investments, acquisitions and other general corporate purposes, and limiting our ability to obtain additional financing for these purposes;
•subjecting us to the risk of increased sensitivity to interest rate increases on our indebtedness with variable interest rates, including borrowings under our credit facility; and
•limiting our flexibility in planning for, or reacting to, and increasing our vulnerability to, changes in our business, the industry in which we operate and the general economy.
Any of the above‑listed factors could have an adverse effect on our business, financial condition and results of operations and our ability to meet our payment obligations under the Notes and our other debt.
Our ability to meet our payment and other obligations under our debt instruments depends on our ability to generate significant cash flow in the future. This, to some extent, is subject to general economic, financial, competitive, legislative and regulatory factors as well as other factors that are beyond our control. We cannot assure you that our business will generate cash flow from operations, or that future borrowings will be available to us under our credit facility or otherwise, in an amount sufficient to enable us to meet our payment obligations under the Notes and our other debt and to fund other liquidity needs. If we are not able to generate sufficient cash flow to service our debt obligations, we may need to refinance or restructure our debt, including the Notes, sell assets, reduce or delay capital investments, or seek to raise additional capital. If we are unable to implement one or more of these alternatives, we may not be able to meet our payment obligations under the Notes and our other debt.

Downgrade, Suspension or Withdrawal of Rating by Rating Agency [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
A downgrade, suspension or withdrawal of the rating assigned by a rating agency to us or the Notes, if any, could cause the liquidity or market value of the Notes to decline significantly.
Our credit ratings are an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in our credit ratings will generally affect the market value of the Notes. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the Notes. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. We do not undertake any obligation to maintain our rating, if any, or to advise holders of Notes of any changes in ratings.
The Notes are expected to be rated by S&P Global Ratings, or “S&P,” Moody’s Investors Service, Inc., or “Moody’s,” and DBRS, Inc., or “DBRS Morningstar.” There can be no assurance that any such rating will remain for any given period of time or that such rating will not be lowered or withdrawn entirely by S&P, Moody’s or DBRS Morningstar, as applicable, if in their respective judgment future circumstances relating to the basis of the rating, such as adverse changes in the Company, so warrant.

Increase in Market Interest Rates [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
An increase in market interest rates could result in a decrease in the market value of the Notes.
The condition of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of the Notes. In general, as market interest rates rise, debt securities bearing interest at fixed rates of interest decline in value. Consequently, if you purchase notes bearing interest at fixed rates of interest and market interest rates increase, the market values of those notes may decline. We cannot predict the future level of market interest rates.

Notes Subordinated to Existing and Future Indebtedness and Liabilities of Subsidiaries [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Notes will be effectively subordinated to any existing and future secured indebtedness and structurally subordinated to existing and future liabilities and other indebtedness of our subsidiaries.

The Notes are our general, senior unsecured obligations and rank equally in right of payment with all of our existing and future senior unsecured indebtedness, including without limitation, our Unsecured Notes. As a result, the Notes are effectively subordinated to our existing and future secured indebtedness (including indebtedness that is initially unsecured to which we subsequently grant security) to the extent of the value of the assets securing such indebtedness and structurally subordinated to any existing and future liabilities and other indebtedness of our subsidiaries. Effective subordination means that in any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our existing or future secured indebtedness and the secured indebtedness of our subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors. Structural subordination means that creditors of a parent entity are subordinate to creditors of a subsidiary entity with respect to the subsidiary’s assets. These liabilities may include indebtedness, trade payables, guarantees, lease obligations and letter of credit obligations. As of June 30, 2026, we had $562.3 million of borrowings under our credit facility. Our credit facility is secured by certain of our assets and the indebtedness thereunder is therefore effectively senior to the Notes to the extent of the value of such assets.
Certain of our Unsecured Notes and borrowings under our credit facility will be due prior to the Notes. We do not currently know whether we will be able to replace any such Unsecured Notes or our credit facility upon their respective maturities, or if we do, whether we will be able to do so on terms that are as favorable as such indebtedness. In the event that we are not able to replace such indebtedness at the time of their respective maturities, this could have a material adverse effect on our liquidity and ability to fund new investments, our ability to make distributions to our stockholders, our ability to repay the Notes and our ability to qualify as a regulated investment company, or “RIC.”

Indentures Will Contain Limited Protection [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Indenture will contain limited restrictive covenants and provide only limited protection in the event of a Change of Control.
    The Indenture will contain no financial or operating covenants or any other restrictive covenants that would limit our ability to engage in certain transactions that may adversely affect you, other than such limited protections discussed under “-The Indenture will contain limited protection for holders of the Notes.” In particular, the Indenture will contain no covenants that limit our ability to pay dividends or make distributions on or redeem our capital stock or that limit our ability to incur additional indebtedness, including in a highly leveraged transaction or other similar transaction, other than an incurrence of indebtedness or other obligation that would cause a violation of Section 18(a)(1)(A) as modified by Section 61(a) of the 1940 Act or any successor provisions. We will only be required to offer to repurchase the Notes upon a change of control in the case of the transactions and events specified in the definition of a “Change of Control Repurchase Event” under “Description of the Notes - Offer to Repurchase Upon a Change of Control Repurchase Event.”
Accordingly, subject to restrictions contained in our other debt agreements, we will be permitted to engage in certain transactions, such as acquisitions, refinancings or recapitalizations, that could affect our capital structure and the value of the Notes and our common stock but would not constitute a Change of Control or a non‑stock change of control under the Notes.

Unable to repurchase upon change of control [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may be unable to repurchase the Notes following the occurrence of a Change of Control Repurchase Event.
Holders of the Notes have the right to require us to repurchase their Notes prior to their maturity upon the occurrence of a Change of Control Repurchase Event as described under “Description of the Notes - Offer to Repurchase Upon a Change of Control Repurchase Event.” Any of our future debt agreements may contain similar provisions. We may not have sufficient funds or the ability to arrange necessary financing on acceptable terms at the time we are required to make repurchases of tendered Notes. In addition, our ability to repurchase the Notes may be limited by law or the terms of other agreements relating to our debt outstanding at the time, including our credit facility. If we fail to repurchase the Notes as required by the Indenture, it would constitute an event of default under the Indenture, which, in turn, would constitute an event of default under our credit facility.

Restructuring transactions may not constitute change of control [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Some significant restructuring transactions may not constitute a Change of Control, in which case we would not be obligated to offer to repurchase the Notes.
Upon the occurrence of a Change of Control Repurchase Event, you have the right to require us to offer to repurchase the Notes. However, the Change of Control provisions will not afford protection to holders of the Notes in the event of certain transactions. For example, transactions such as leveraged recapitalizations, refinancings, restructurings or acquisitions initiated by us would not constitute a Change of Control event which may require us to repurchase the Notes. In the event of any such transactions, the holders would not have the right to require us to repurchase the Notes, even though each of these transactions could increase the amount of our indebtedness, or otherwise adversely affect our capital structure or any credit ratings, thereby adversely affecting the holders of the Notes.

Provisions of the Notes could discourage an acquisition of us by a third party [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Provisions of the Notes could discourage an acquisition of us by a third party.
Certain provisions of the Notes could make it more difficult or more expensive for a third party to acquire us. Upon the occurrence of a Change of Control Repurchase Event, holders of the Notes will have the right, at their option, to require us to repurchase all of their Notes or any portion of the principal amount of such Notes in integral multiples of $1,000. These provisions could discourage an acquisition of us by a third party.

Trading Market for Notes not Assured [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We cannot assure that a trading market for the Notes will ever develop or be maintained.
In evaluating the Notes, you should assume that you will be holding the Notes until their stated maturity. The Notes are a new issue of securities. We cannot assure you that a trading market for the Notes will ever develop, be liquid or be maintained. Many factors independent of our creditworthiness affect the trading market for and market value of the Notes. Those factors include, without limitation:
•the method of calculating the principal and interest for the Notes;
•the time remaining to the stated maturity of the Notes;
•the outstanding amount of the Notes;
•the redemption or repayment features of the Notes; and
•the level, direction and volatility of interest rates generally.
There may be a limited number of buyers when you decide to sell the Notes. This may affect the price you receive for the Notes or your ability to sell the Notes at all.

Corporate-Level Taxes Could Adversely Affect Cash Flow [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may be subject to certain corporate‑level taxes, which could adversely affect our cash flow and consequently adversely affect our ability to make payments on the Notes.
We may be subject to certain corporate‑level taxes regardless of whether we continue to qualify as a regulated investment company, or RIC. Additionally, should we fail to qualify as a RIC, we would be subject to corporate‑level taxes on all of our taxable income. The imposition of corporate‑level taxes could adversely affect our cash flow and consequently adversely affect our ability to make payments on the Notes.

May Redeem Notes When Interest Rates are Low [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may choose to redeem Notes when prevailing interest rates are relatively low.
We may choose to redeem all or a portion of the Notes from time to time, especially when prevailing interest rates are lower than the rate borne by the Notes. If prevailing rates are lower at the time of redemption, you would not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as the interest rate on the Notes being redeemed. Our redemption right also may adversely impact your ability to sell the Notes as the optional redemption date or period approaches.

Indenture will contain limited protection for holders of the Notes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Indenture will contain limited protection for holders of the Notes.
The Indenture will contain limited protection to holders of the Notes. The terms of the Indenture and the Notes will not restrict our or our consolidated subsidiary’s ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have an adverse impact on your investment in the Notes. In particular, the terms of the Indenture and the Notes will not place any restrictions on our or our consolidated subsidiary’s ability to:
•issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be equal in right of payment to the Notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior to the Notes to the extent of the values of the assets securing such indebtedness or other obligations, (3) indebtedness of ours that is guaranteed by one or more of our subsidiaries and which therefore is structurally senior to the Notes and (4) securities, indebtedness or obligations issued or incurred by our subsidiaries that would be senior to our equity interests in our subsidiaries and therefore rank structurally senior to the Notes with respect to the assets of our subsidiaries, in each case other than an incurrence of indebtedness or other obligation that would cause a violation of Section 18(a)(1)(A) as modified by Section 61(a) of the 1940 Act or any successor provisions;
•pay dividends on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to the Notes;
•sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);
•enter into transactions with affiliates;
•create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;
•make investments; or
•create restrictions on the payment of dividends or other amounts to us from our consolidated subsidiaries.
Furthermore, the terms of the Indenture and the Notes will not protect holders of the Notes in the event that we experience changes (including significant adverse changes) in our financial condition, results of operations or credit ratings, as they do not require that we or our subsidiary adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow, or liquidity other than certain limited restrictions on dividends and certain board structures or default provisions mandated by the 1940 Act.
Our ability to recapitalize, incur additional debt and take a number of other actions that are not limited by the terms of the Notes may have important consequences for you as a holder of the Notes, including making it more difficult for us to satisfy our obligations with respect to the Notes or negatively affecting the trading value of the Notes.
Certain of our current debt instruments include more protections for their holders than the Indenture and the Notes. In addition, other debt we issue or incur in the future could contain more protections for its holders than the Indenture and the Notes, including additional covenants and events of default. The issuance or incurrence of any such debt with incremental protections could affect the market for and trading levels and prices of the Notes.

NAV Calculation may be Higher or Lower [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our most recent NAV was calculated on June 30, 2026 and our NAV when calculated effective September 30, 2026 and thereafter may be higher or lower.
Our NAV per common share was $5.71 as of June 30, 2026. NAV per common share thereafter may be higher or lower than $5.71 based on potential changes in valuations, issuances of securities, repurchases of securities, dividends paid and earnings. Our Board of Directors has not yet determined the fair value of portfolio investments at any date subsequent to June 30, 2026. Our Board of Directors determines the fair value of our portfolio investments on a quarterly basis in connection with the preparation of quarterly financial statements and based on input from independent valuation firms, the Investment Adviser, the Administrator and the Audit Committee of our Board of Directors.

Deed of trust contains various covenants which could affect liquidity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
In addition to regulatory restrictions that restrict our ability to raise capital, our credit facility and the deed of trust governing our 5.50% 2030 Notes (the “Deed of Trust”) contain various covenants which, if not complied with, could accelerate repayment under our credit facility or the Deed of Trust, thereby materially and adversely affecting our liquidity, financial condition and results of operations.
The agreement governing our credit facility requires us or PCF to comply with certain financial and operational covenants. These covenants include:
•restrictions on the level of indebtedness that we are permitted to incur;
•maintenance of a minimum level of our stockholders’ equity (common equity plus preferred equity);
•restrictions on the level of indebtedness that PCF is permitted to incur in relation to the value of PCF’s assets; and
•maintenance of a minimum level of interest coverage by PCF.

The Deed of Trust requires us to comply with certain financial and operational covenants. These covenants include:

•maintenance of a minimum level of total equity (common equity plus preferred equity);
•maintenance of a maximum ratio of net debt to total assets;
•maintenance of a minimum ratio of total equity (common equity plus preferred equity) to total assets; and
•restrictions on our ability to incur liens.

As of June 30, 2026, we were in compliance with these covenants. However, our continued compliance with these covenants depends on many factors, some of which are beyond our control. Accordingly, there are no assurances that we will continue to comply with the covenants in our credit facility or the Deed of Trust. Failure to comply with these covenants would result in a default under our credit facility or the Deed of Trust, as applicable, which, if we were unable to obtain a waiver from the lenders under our credit facility or the bondholders of the 5.50% 2030 Notes, as applicable, could result in an acceleration of repayments under our credit facility or the Deed of Trust, as applicable, which could in turn result in defaults under other indebtedness (including the Notes) or agreements, and thereby have a material adverse impact on our business, financial condition and results of operations.